Revenue - Summary of Revenue Disaggregated by Service Type, and Contract Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,305,974	$ 1,262,881	$ 1,306,863
Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,522,285	1,246,484	1,139,078
Master services agreement | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,102,412	885,513	852,472
Bid contract | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	419,873	360,971	286,606
Unit priced contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,258,419	968,856	886,919
Fixed priced contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	117,298	127,497	95,494
Time and materials contracts | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	146,568	150,131	156,665
Gas infrastructure services | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	1,123,682	891,139	914,970
Electric power infrastructure services | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	32,629	18,114	27,915
Other | Centuri
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 365,974	$ 337,231	$ 196,193